CLINICAL TRIALS (Detail Textuals) - Master Clinical Research Organization Agreement (First Agreement) and Master Clinical Trial Agreement (Second Agreement) [Member] - Lotus Clinical Research [Member] - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment made under the agreement	$ 581	$ 581
Recognized costs for clinical trial expenses	710
Prepaid clinical trial expenses	1,728
Deferred clinical trial expenses	$ 145